BUSINESS COMBINATIONS - Unaudited pro forma statement of operations (Details) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 28, 2022	Dec. 27, 2022	May 01, 2022	Apr. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Unaudited Pro Forma Statement of Operations
Revenues						$ 6,074,000	$ 4,384,000	$ 17,299,000	$ 15,484,000
Net Loss						$ (12,178,000)	$ (2,614,000)	$ (16,998,000)	$ (5,032,000)
Revenues		$ 20,830,055		$ 15,942,233
Net income (loss)		(3,333,273)		(3,710,773)
Airflow Service Company, Inc
Unaudited Pro Forma Statement of Operations
Revenues					$ 500,918
Net income (loss)					(139,190)
Florida Solar Products, Inc
Unaudited Pro Forma Statement of Operations
Revenues			$ 4,887,822
Net income (loss)			$ 399,500
ConnectM Before Business Combination
Unaudited Pro Forma Statement of Operations
Revenues										$ 19,972,239	$ 15,441,315
Net Loss										$ (9,198,854)	(3,542,583)
Revenues					15,441,315
Net income (loss)					$ (3,542,583)
Business combination costs	$ 8,000,000
ConnectM Before Business Combination | Airflow Service Company, Inc
Unaudited Pro Forma Statement of Operations
Business combination costs				12,000
ConnectM Before Business Combination | Florida Solar Products, Inc
Unaudited Pro Forma Statement of Operations
Business combination costs		30,000
Fair value adjustments to intangible assets and property and equipment | ConnectM Before Business Combination | Airflow Service Company, Inc
Unaudited Pro Forma Statement of Operations
Net Loss											41,000
Net income (loss)				(41,000)
Fair value adjustments to intangible assets and property and equipment | ConnectM Before Business Combination | Florida Solar Products, Inc
Unaudited Pro Forma Statement of Operations
Net Loss											52,000
Net income (loss)		(52,000)
Adjustment to reverse acquisition-related fees and expenses | ConnectM Before Business Combination | Airflow Service Company, Inc
Unaudited Pro Forma Statement of Operations
Business combination costs				$ 12,000							12,000
Adjustment to reverse acquisition-related fees and expenses | ConnectM Before Business Combination | Florida Solar Products, Inc
Unaudited Pro Forma Statement of Operations
Business combination costs		$ 30,000									$ 30,000